DISCONTINUED OPERATIONS (Details) (Shanghai JNet, CNY) In Thousands, unless otherwise specified	Dec. 26, 2011
Shanghai JNet
Breakdown of assets and liabilities attributed to discontinued operations
Current assets	63,182
Property and equipment, net	5
Intangible assets	19
Goodwill	16,989
Total assets	80,195
Current liabilities	(48,737)
Deferred tax liabilities	(5)
Total liabilities derecognized	(48,742)
Total net assets	31,453